Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Commitments

Brigham Minerals leases office space under operating leases. Rent expense for the three months ended September 30, 2019 and 2018 was $0.2 million and $0.1 million, respectively. Rent expense for the nine months ended September 30, 2019 and 2018 was $0.4 million and $0.2 million, respectively. Future minimum lease commitments under noncancelable operating leases at September 30, 2019 are presented below:

Commitment
(In thousands)
Year
2019	$160
2020	970
2021	1,275
2022	1,312
2023	1,349
Thereafter	5,020

Total	$10,086

Contingencies

Brigham Minerals may, from time to time, be a party to certain lawsuits and claims arising in the ordinary course of business. The outcome of such lawsuits and claims cannot be estimated with certainty and management may not be able to estimate the range of possible losses. Brigham Minerals records reserves for contingencies when information available indicates that a loss is probable and the amount of the loss can be reasonably estimated. Brigham Minerals had no reserves for contingencies at September 30, 2019 and December 31, 2018.

8. Commitments and Contingencies

Commitments

Brigham Minerals leases office space under operating leases. Rent expense for the years ended December 31, 2018 and 2017 was $0.3 million and $0.2 million, respectively. Future minimum lease commitments under noncancelable operating leases at December 31, 2018 are presented below (in thousands):

Year	Commitment
2019	$538
2020	654
2021	672
2022	689
2023	474
2024	111

Total	$3,138

Contingencies

Brigham Minerals may, from time to time, be a party to certain lawsuits and claims arising in the ordinary course of business. The outcome of such lawsuits and claims cannot be estimated with certainty and management may not be able to estimate the range of possible losses. Brigham Minerals records reserves for contingencies when information available indicates that a loss is probable and the amount of the loss can be reasonably estimated. Brigham Minerals had no reserves for contingencies at December 31, 2018 and December 31, 2017.